Pension and Other Employee Benefit Plans (Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts) (Detail)	Mar. 31, 2019
Asset category
Plan assets	100.00%
General Account Assets
Asset category
Plan assets	11.00%	[1]
Other assets
Asset category
Plan assets	2.00%
Foreign | Equity securities
Asset category
Plan assets	25.00%
Foreign | Debt securities
Asset category
Plan assets	23.00%
Japan | Equity securities
Asset category
Plan assets	5.00%
Japan | Debt securities
Asset category
Plan assets	34.00%

[1]	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.